Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 793,361	S/ 395,249
Net amounts of financial assets presented in the consolidated statement of financial position	793,361	395,249
Financial instruments (including non-cash guarantees)	(279,024)	(191,844)
Cash guarantees received	(174,790)	(55,767)
Net amount	339,547	147,638
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	793,361	395,249
Net amounts of financial assets presented in the consolidated statement of financial position	793,361	395,249
Financial instruments (including non-cash guarantees)	(279,024)	(191,844)
Cash guarantees received	(174,790)	(55,767)
Net amount	S/ 339,547	S/ 147,638